UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ________

                                    FORM N-Q
                                    ________


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)

                                    ________

                      156 West 56(th) Street, 17(th) Floor
                               New York, NY 10019
               (Address of Principal Executive Office) (Zip Code)

                                  Morty Schaja
                      156 West 56(th) Street, 17(th) Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)


                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2012

                    DATE OF REPORTING PERIOD: JUNE 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS



[LOGO OMITTED]
RIVERPARK                                            RiverPark Large Growth Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 96.7%**

     Consumer Discretionary -- 25.5%
          Coach                                      1,840          $    108
          Discovery Communications, Cl C*            1,850                92
          Dollar Tree*                               2,432               131
          Fossil*                                    1,230                94
          Las Vegas Sands                            3,380               147
          McDonald's                                 1,244               110
          priceline.com*                               183               122
          Ralph Lauren, Cl A                           680                95
          Starbucks                                  2,060               110
          Walt Disney                                1,439                70
          Wynn Resorts                                 800                83
                                                                    --------
                                                                       1,162
                                                                    --------
     Energy -- 9.1%
          Cabot Oil & Gas                            1,850                73
          Devon Energy                               1,200                69
          National Oilwell Varco                     1,335                86
          Schlumberger                                 933                61
          Southwestern Energy*                       4,010               128
                                                                    --------
                                                                         417
                                                                    --------
     Financials -- 21.8%
          American Express                           2,844               166
          American Tower, Cl A                       1,433               100
          Charles Schwab                             5,360                69
          CME Group, Cl A                              304                82
          IntercontinentalExchange*                    400                54
          KKR & Co., LP (a)                          8,696               112
          Mastercard, Cl A                             137                59
          TD Ameritrade Holding                      5,116                87
          The Blackstone Group LP (a)               15,020               197
          Visa, Cl A                                   560                69
                                                                    --------
                                                                         995
                                                                    --------
     Health Care -- 3.6%
          AMERIGROUP*                                  850                56
          Intuitive Surgical*                          120                66
          Stericycle*                                  451                41
                                                                    --------
                                                                         163
                                                                    --------
     Industrials -- 2.5%
          Precision Castparts                          355                59
          United Parcel Service, Cl B                  672                53
                                                                    --------
                                                                         111
                                                                    --------

--------------------------------------------------------------------------------
                                                 SHARES/FACE
                                                   AMOUNT
DESCRIPTION                                         (000)         VALUE (000)
--------------------------------------------------------------------------------
     Information Technology -- 26.3%
          Alliance Data Systems*                       880           $   119
          Apple*                                       311               182
          Cognizant Technology Solutions,
            Cl A*                                    2,370               142
          eBay*                                      3,682               155
          EMC*                                       3,457                88
          Equinix*                                     803               141
          Google, Cl A*                                305               177
          QUALCOMM                                   2,149               120
          VeriFone Systems*                          2,216                73
                                                                    --------
                                                                       1,197
                                                                    --------
     Materials -- 6.8%
          Ecolab                                       875                60
          Monsanto                                   2,444               202
          Praxair                                      442                48
                                                                    --------
                                                                         310
                                                                    --------
     Telecommunication Services -- 1.1%
          SBA Communications, Cl A*                    917                52
                                                                    --------
Total Common Stock
  (Cost $3,915) (000)                                                  4,408
                                                                    --------
TIME DEPOSIT -- 3.2%
     Brown Brothers, 0.030% (b)                    $   147               147
       (Cost $147) (000)                                            --------
Total Investments -- 99.9%
  (Cost $4,062) (000) +                                             $  4,555
                                                                    ========

As of June 30, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

     Percentages are based on Net Assets of $4,558 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Securities considered to be Master Limited Partnerships. At June 30, 2012, these securities amounted to $309 (000) or 6.8% of Net Assets.
(b)  Rate shown is the simple yield as of June 30, 2012.

Cl - Class
LP - Limited Partnership

+    At June 30, 2012, the tax basis cost of the Fund's investments was $4,062
     (000) and the unrealized appreciation and depreciation were $694 (000) and ($201) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[LOGO OMITTED]
RIVERPARK                                               RiverPark/Wedgewood Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 SHARES/FACE
                                                   AMOUNT
DESCRIPTION                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK ----- 93.3%**

     Energy -- 6.5%
          National Oilwell Varco                   140,100         $   9,028
          Schlumberger                             156,200            10,139
                                                                   ---------
                                                                      19,167
                                                                   ---------
     Financials -- 21.8%
          American Express                         253,200            14,739
          Berkshire Hathaway, Cl B*                292,100            24,341
          Charles Schwab                           978,600            12,653
          Visa, Cl A                                99,900            12,350
                                                                   ---------
                                                                      64,083
                                                                   ---------
     Health Care -- 21.1%
          Express Scripts Holding*                 315,100            17,592
          Gilead Sciences*                         235,300            12,066
          Perrigo                                   79,860             9,418
          Stericycle*                              106,900             9,800
          Varian Medical Systems*                  217,600            13,224
                                                                   ---------
                                                                      62,100
                                                                   ---------
     Industrials --   13.9%
          Cummins                                  148,250            14,367
          Expeditors International of
            Washington                             306,900            11,892
          Verisk Analytics, Cl A*                  292,700            14,418
                                                                   ---------
                                                                      40,677
                                                                   ---------
     Information Technology -- 30.0%
          Apple*                                    43,000            25,112
          Cognizant Technology Solutions,
            Cl A*                                  236,800            14,208
          EMC*                                     409,300            10,490
          Google, Cl A*                             36,200            20,999
          QUALCOMM                                 312,900            17,422
                                                                   ---------
                                                                      88,231
                                                                   ---------
Total Common Stock
  (Cost $258,876) (000)                                              274,258
                                                                   ---------

TIME DEPOSIT -- 6.4%
     Brown Brothers, 0.030% (a)                   $ 18,709            18,709
       (Cost $18,709) (000)                                        ---------

Total Investments -- 99.7%
  (Cost $277,585) (000) +                                          $ 292,967
                                                                   =========

As of June 30, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

     Percentages are based on Net Assets of $293,891 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)  Rate shown is the simple yield as of June 30, 2012.

Cl -- Class

+ At June 30, 2012, the tax basis cost of the Fund's investments was $277,585 (000) and the unrealized appreciation and depreciation were $23,587 (000) and ($8,205) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[LOGO OMITTED]
RIVERPARK                                        RiverPark Small Cap Growth Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

COMMON STOCK -- 96.7%**

     Consumer Discretionary -- 21.4%
          Dollarama                                  3,338        $      201
          HomeAway*                                  3,900                85
          HSN                                        2,239                90
          Imax*                                      5,000               120
          National CineMedia                        10,170               154
          Rentrak*                                   9,180               190
          Steiner Leisure*                           1,444                67
          Vail Resorts                               1,416                71
                                                                   ---------
                                                                         978
                                                                   ---------
     Consumer Staples -- 3.3%
          Annie's*                                   1,200                50
          Darling International*                     6,185               102
                                                                   ---------
                                                                         152
                                                                   ---------
     Energy -- 6.5%
          CARBO Ceramics                             1,147                88
          Clean Energy Fuels*                        4,746                74
          GeoResources*                              1,901                70
          Gevo*                                      5,535                27
          Southern Pacific Resource*                31,900                40
                                                                   ---------
                                                                         299
                                                                   ---------
     Financials -- 10.8%
          BBCN Bancorp*                              6,220                68
          CapLease                                  15,540                65
          Coresite Realty                            3,630                94
          DuPont Fabros Technology                   2,530                72
          EverBank Financial*                        6,000                65
          Stifel Financial*                          2,082                64
          Walker & Dunlop*                           5,238                67
                                                                   ---------
                                                                         495
                                                                   ---------
     Health Care -- 13.4%
          Accretive Health*                          8,210                90
          AMERIGROUP*                                1,481                98
          athenahealth*                                802                64
          Cubist Pharmaceuticals*                    1,000                38
          HMS Holdings*                              3,200               106
          MAKO Surgical*                             3,705                95
          Molina Healthcare*                         2,350                55
          Volcano*                                   2,359                67
                                                                   ---------
                                                                         613
                                                                   ---------
     Industrials -- 6.2%
          Clean Harbors*                             1,268                71
          Genesee & Wyoming, Cl A*                   1,288                68
          Hardinge                                   6,900                63
          Polypore International*                    2,050                83
                                                                   ---------
                                                                         285
                                                                   ---------


--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                    AMOUNT
DESCRIPTION                                         (000)          VALUE (000)
--------------------------------------------------------------------------------
     Information Technology -- 30.6%
          Bankrate*                                  5,740           $   106
          CoStar Group*                              1,127                91
          Exa*                                       4,500                48
          Fortinet*                                  2,100                49
          Imagination Technologies Group*            6,000                44
          InterXion Holding*                         5,500                99
          Liquidity Services*                          900                46
          LogMeIn*                                   2,875                88
          MoneyGram International*                   5,200                76
          PDF Solutions*                             7,477                74
          QLIK Technologies*                         2,000                44
          Sapient                                   14,900               150
          Stamps.com*                                6,132               151
          TechTarget*                               12,901                65
          TiVo*                                     13,682               113
          Travelzoo*                                 3,460                79
          Vocus*                                     4,169                77
                                                                   ---------
                                                                       1,400
                                                                   ---------
     Telecommunication Services -- 3.4%
          SBA Communications, Cl A*                  1,658                95
          Vonage Holdings*                          29,300                59
                                                                   ---------
                                                                         154
                                                                   ---------
     Utilities -- 1.1%
          GWR Global Water Resources*               16,600                49
                                                                   ---------
Total Common Stock
  (Cost $4,227) (000)                                                  4,425
                                                                   ---------
TIME DEPOSIT -- 4.2%
     Brown Brothers, 0.030% (a)                   $    192               192
       (Cost $192) (000)                                           ---------

Total Investments -- 100.9%
  (Cost $4,419) (000)+                                             $   4,617
                                                                   =========

As of June 30, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

     Percentages are based on Net Assets of $4,576 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)  Rate shown is the simple yield as of June 30, 2012.

Cl -- Class

+    At June 30, 2012, the tax basis cost of the Fund's investments was $4,419
     (000) and the unrealized appreciation and depreciation were $538 (000) and ($340) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[LOGO OMITTED]
RIVERPARK                                   RiverPark Short Term High Yield Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    FACE
                                                   AMOUNT
DESCRIPTION                                         (000)         VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS -- 66.8%

     Consumer Discretionary -- 16.8%
          AMC Entertainment
            8.000%, 03/01/14                      $  2,800          $  2,825
          Avis Budget Car Rental
            2.967%, 05/15/14 (a)                       800               792
          Collective Brands
            8.250%, 08/01/13                           154               155
          Hanesbrands
            4.113%, 12/15/14 (a)                     1,018             1,020
          Morris Publishing Group
            10.000%, 09/01/14                        4,315             4,316
          Nielsen Finance
            11.625%, 02/01/14                          750               863
          Peninsula Gaming
            8.375%, 08/15/15                         3,015             3,188
          Ryland Group
            6.875%, 06/15/13                         1,600             1,674
          Wendy's Restaurants
            10.000%, 07/15/16                        4,450             4,800
                                                                    --------
                                                                      19,633
                                                                    --------
     Consumer Staples -- 0.8%
          Dole Food
            13.875%, 03/15/14                          850               966
                                                                    --------
     Energy -- 5.5%
          McMoRan Exploration
            11.875%, 11/15/14                          600               619
          Newfield Exploration
            6.625%, 04/15/16                         5,100             5,234
          SandRidge Energy
            4.086%, 04/01/14 (a)                       600               595
                                                                    --------
                                                                       6,448
                                                                    --------
     Financials -- 4.1%
          CIT Group
            7.000%, 05/02/16 (b)                     2,000             2,007
          Leucadia National
            7.000%, 08/15/13                         2,650             2,773
                                                                    --------
                                                                       4,780
                                                                    --------
     Industrials -- 18.0%
          Casella Waste Systems
            11.000%, 07/15/14 (c)                    3,400             3,638
          Cenveo
            7.875%, 12/01/13                         1,500             1,504
          Continental Airlines Pass-Through
           Trust
            6.940%, 10/15/13                            88                88
          CPM Holdings
            10.625%, 09/01/14                        3,509             3,737
          Intertape Polymer US
            8.500%, 08/01/14                         1,800             1,814



--------------------------------------------------------------------------------
                                                    FACE
                                                   AMOUNT
DESCRIPTION                                         (000)         VALUE (000)
--------------------------------------------------------------------------------
          Pitney Bowes
            4.625%, 10/01/12                     $   2,000         $   2,020
          SGS International
            12.000%, 12/15/13                        2,326             2,338
          Tyco International Finance
            6.000%, 11/15/13                         1,950             2,096
          United Air Lines
            12.750%, 07/15/12                        1,891             1,900
            9.875%, 08/01/13 (b)                     1,800             1,865
          United Maritime Group
            11.750%, 06/15/15                           97               106
                                                                    --------
                                                                      21,106
                                                                    --------
     Information Technology -- 0.1%
          Alion Science & Technology
            12.000%, 11/01/14                          125               117
                                                                    --------
     Materials -- 10.9%
          Appleton Papers
            10.500%, 06/15/15 (b)                    1,950             2,096
          Libbey Glass
            10.000%, 02/15/15                          420               433
          Neenah Paper
            7.375%, 11/15/14                           500               510
          NOVA Chemicals
            3.855%, 11/15/13 (a)                       650               653
          PE Paper Escrow GmbH
            12.000%, 08/01/14 (b)                    4,700             5,029
          Solutia
            8.750%, 11/01/17                         3,600             4,055
                                                                    --------
                                                                      12,776
                                                                    --------
     Telecommunication Services -- 7.2%
          Crown Castle International
            9.000%, 01/15/15                         1,400             1,535
          Qwest
            7.500%, 06/15/23                         2,035             2,051
          Zayo Group
            10.250%, 03/15/17                        4,310             4,822
                                                                    --------
                                                                       8,408
                                                                    --------
     Utilities -- 3.4%
          CMS Energy
            1.417%, 01/15/13 (a)                     2,800             2,807
          Kinder Morgan Kansas
            6.500%, 09/01/12                           550               553
          NRG Energy
            7.375%, 01/15/17                           650               678
                                                                    --------
                                                                       4,038
                                                                    --------
Total Corporate Obligations
  (Cost $78,182) (000)                                                78,272
                                                                    --------

[LOGO OMITTED]
RIVERPARK                                   RiverPark Short Term High Yield Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 SHARES/FACE
                                                   AMOUNT
DESCRIPTION                                         (000)         VALUE (000)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 10.8%
     Citigroup Capital XII (a)
       8.500%, 03/30/40                            213,398         $   5,348
     HJ Heinz Finance (b)
       8.000%, 07/15/13                                 15             1,610
     Newell Financial Trust I (c)
       5.250%, 12/01/27                            102,000             5,119
     TCF Capital I
       10.750%, 07/30/12                            22,916               584
                                                                   ---------
Total Preferred Stock
  (Cost $12,763) (000)                                                12,661
                                                                   ---------
CONVERTIBLE BONDS -- 8.4%
     Advanced Micro Devices
       5.750%, 08/15/12                          $   2,000             2,005
     Charming Shoppes
       1,125%, 05/01/14                              1,195             1,198
     Cheniere Energy
       2.250%, 08/01/12                                500               498
     Euronet Worldwide
       3.500%, 10/15/25                              2,000             2,020
     Icahn Enterprises LP
       4.000%, 08/15/13 (a) (c)                      3,200             3,192
       4.000%, 08/15/13 (a) (b) (c)                    250               249
     Nash Finch
       1.631%, 03/15/13                              1,000               466
     NRFC NNN Holdings
       11.500%, 06/15/13 (b)                           250               261
                                                                   ---------
Total Convertible Bonds
  (Cost $9,815) (000)                                                  9,889
                                                                   ---------
BANK LOAN OBLIGATIONS -- 4.4%
     Consolidated Container
       Company
       0.160%, 09/28/14 (d)                          3,125             3,099
     Wilton Industries
       3.510%, 07/31/14 (c)                          2,197             2,000
                                                                   ---------
Total Bank Loan Obligations
  (Cost $5,121) (000)                                                  5,099
                                                                   ---------
TIME DEPOSIT -- 9.6%
     Brown Brothers, 0.030% (e)                     11,261            11,261
       (Cost $11,261) (000)                                        ---------
Total Investments -- 100.0%
  (Cost $117,142) (000) +                                          $ 117,182
                                                                   =========

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES       LEVEL 1      LEVEL 2      LEVEL 3     TOTAL
--------------------------------------------------------------------------------
  Corporate Obligations
  Consumer
    Discretionary               $   --      $ 19,633     $    --     $ 19,633
  Consumer Staples                  --           966          --          966
  Energy                            --         6,448          --        6,448
  Financials                        --         4,780          --        4,780
  Industrials                       --        17,468       3,638       21,106
  Information
    Technology                      --           117          --          117
  Materials                         --        12,776          --       12,776
  Telecommunication
    Services                        --         8,408          --        8,408
  Utilities                         --         4,038          --        4,038
                                ---------------------------------------------
                                    --        74,634       3,638       78,272
                                ---------------------------------------------
Preferred Stock                     --         7,542       5,119       12,661
Convertible Bonds                   --         6,448       3,441        9,889
Bank Loan Obligations               --         3,099       2,000        5,099
Time Deposit                        --        11,261          --       11,261
                                ---------------------------------------------
Total                           $   --      $102,984    $ 14,198     $117,182
                                ---------------------------------------------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                INVESTMENTS IN
                                                                   CORPORATE
                                                                  OBLIGATIONS
                                                                 -------------
Beginning balance as of October 1, 2011                            $    525
Accrued discounts/premiums                                                4
Realized gain/(loss)                                                     60
Change in unrealized appreciation/(depreciation)                        (24)
Purchases                                                               719
Sales                                                                (1,284)
Transfer into Level 3                                                 3,638
Transfer out of Level 3                                                  --
                                                                  ---------
Ending balance as of June 30, 2012                                $   3,638
                                                                  =========

                                                                INVESTMENTS IN
                                                                PREFERRED STOCK
                                                                ---------------
Beginning balance as of October 1, 2011                           $      --
Accrued discounts/premiums                                               --
Realized gain/(loss)                                                     --
Change in unrealized appreciation/(depreciation)                         --
Purchases                                                                --
Sales                                                                    --
Transfer into Level 3                                                 5,119
Transfer out of Level 3                                                  --
                                                                  ---------
Ending balance as of June 30, 2012                                $   5,119
                                                                  =========

[LOGO OMITTED]
RIVERPARK                                   RiverPark Short Term High Yield Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------


                                                              INVESTMENTS IN
                                                                CONVERTIBLE
                                                                   BONDS
                                                               -------------
Beginning balance as of October 1, 2011                           $    --
Accrued discounts/premiums                                             --
Realized gain/(loss)                                                   --
Change in unrealized appreciation/(depreciation)                       --
Purchases                                                              --
Sales                                                                  --
Transfer into Level 3                                               3,441
Transfer out of Level 3                                                --
                                                                  -------
Ending balance as of June 30, 2012                                $ 3,441
                                                                  =======

                                                              INVESTMENTS IN
                                                                 BANK LOAN
                                                                OBLIGATIONS
                                                               -------------
Beginning balance as of October 1, 2011                            $   --
Accrued discounts/premiums                                             --
Realized gain/(loss)                                                   --
Change in unrealized appreciation/(depreciation)                       --
Purchases                                                              --
Sales                                                                  --
Transfer into Level 3                                               2,000
Transfer out of Level 3                                                --
                                                                  -------
Ending balance as of June 30, 2012                                $ 2,000
                                                                  =======

As of June 30, 2012, the securities were transferred into Level 3 due to the lack of observable inputs, which necessitated the fair valuing of such securities by the Fair Value Committee of the Board of Trustees.

     Percentages are based on Net Assets of $117,197 (000).
(a) Variable rate security - Rate disclosed is the rate in effect on June 30, 2012.
(b) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2012, was $14,198 (000) and represented 12.1% of Net Assets.
(d)  The rate reported is the effective yield at time of purchase.
(e)  Rate shown is the simple yield as of June 30, 2012.

LP -- Limited Partnership

+ At June 30, 2012, the tax basis cost of the Fund's investments was $117,142 (000) and the unrealized appreciation and depreciation were $326
     (000) and ($286) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[LOGO OMITTED]
RIVERPARK                                  RiverPark Long/Short Opportunity Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 90.1%**

     Consumer Discretionary -- 23.8%
          Coach                                      3,005          $    176
          Discovery Communications, Cl C* (c)        4,000               200
          Dollar Tree*                               6,116               329
          Dollarama                                  3,405               204
          Fossil* (c)                                2,400               184
          Imax* (c)                                  8,200               197
          Las Vegas Sands (c)                        7,570               329
          McDonald's                                 2,755               244
          priceline.com* (c)                           368               244
          Ralph Lauren, Cl A (c)                     1,145               160
          Rentrak* (c)                              11,725               242
          Vail Resorts                               2,877               144
          Walt Disney (c)                            3,350               163
          Wynn Resorts (c)                           2,550               265
                                                                    --------
                                                                       3,081
                                                                    --------
     Energy -- 6.9%
          Cabot Oil & Gas                            4,100               161
          Devon Energy                               2,805               163
          Gevo* (c)                                  9,992                50
          National Oilwell Varco (c)                 2,800               181
          Schlumberger                               2,300               149
          Southwestern Energy* (c)                   5,800               185
                                                                    --------
                                                                         889
                                                                    --------
     Financials -- 19.1%
          American Express                           5,455               318
          American Tower, Cl A                       2,187               153
          Charles Schwab                            11,280               146
          CME Group, Cl A                              620               166
          EverBank Financial*                       17,000               185
          IntercontinentalExchange*                    947               129
          KKR & Co., LP (a) (c)                     13,200               170
          Mastercard, Cl A (c)                         449               193
          TD Ameritrade Holding                     14,318               243
          The Blackstone Group LP (a)               46,200               604
          Visa, Cl A (c)                             1,330               164
                                                                    --------
                                                                       2,471
                                                                    --------
     Health Care -- 4.7%
          Accretive Health*                         12,000               132
          AMERIGROUP*                                2,905               191
          Intuitive Surgical*                          249               138
          Molina Healthcare*                         6,350               149
                                                                    --------
                                                                         610
                                                                    --------
     Industrials -- 0.9%
          Precision Castparts (c)                      729               120
                                                                    --------



--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                    AMOUNT
DESCRIPTION                                          (000)         VALUE (000)
--------------------------------------------------------------------------------
     Information Technology -- 29.2%
          Alliance Data Systems*                     1,864           $   252
          Apple* (c)                                   719               420
          Bankrate*                                 16,510               304
          Cognizant Technology Solutions,
            Cl A* (c)                                3,120               187
          eBay* (c)                                  8,622               362
          EMC*                                       9,432               242
          Equinix* (c)                               2,262               397
          Google, Cl A* (c)                            630               365
          MoneyGram International*                   9,300               136
          QUALCOMM (c)                               6,111               340
          Sapient (c)                               17,232               174
          Stamps.com* (c)                            8,720               215
          TiVo* (c)                                 12,960               107
          Travelzoo* (c)                             4,600               105
          VeriFone Systems* (c)                      5,606               185
                                                                    --------
                                                                       3,791
                                                                    --------
     Materials -- 4.3%
          Ecolab                                     2,425               166
          Monsanto                                   4,780               396
                                                                    --------
                                                                         562
                                                                    --------
     Telecommunication Services -- 1.2%
       SBA Communications, Cl A*                     2,845               162
                                                                    --------
Total Common Stock
  (Cost $9,948) (000)                                                 11,686
                                                                    --------
PURCHASED OPTION -- 0.2%*
     Travelzoo, Call Option, Expires
     01/19/2013, Strike Price $30                      250                26
       (Cost $81) (000)                                             --------

TIME DEPOSIT -- 7.0%
     Brown Brothers, 0.030% (b)                    $   903               903
       (Cost $903) (000)                                            --------

Total Investments -- 97.3%
  (Cost $10,932) (000) +                                            $ 12,615
                                                                    ========

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK -- (52.3)%

     Consumer Discretionary -- (19.5)%
          Amazon.com*                                 (290)              (66)
          Apollo Group, Cl A*                       (2,759)             (100)
          Bally Technologies*                       (1,400)              (65)
          Barnes & Noble*                           (4,300)              (71)
          Best Buy                                  (7,090)             (149)

[LOGO OMITTED]
RIVERPARK                                  RiverPark Long/Short Opportunity Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------
          DeVry                                     (2,070)          $   (64)
          DIRECTV, Cl A*                            (3,330)             (163)
          DISH Network, Cl A                        (3,216)              (92)
          GameStop, Cl A                            (8,619)             (158)
          Gannett                                   (9,537)             (140)
          Gap                                       (3,560)              (97)
          Garmin                                    (5,650)             (217)
          GNC Holdings, Cl A                        (3,260)             (128)
          International Game Technology             (6,540)             (103)
          JC Penney                                 (3,080)              (72)
          Kohl's                                    (3,440)             (156)
          Netflix*                                    (875)              (60)
          Panasonic ADR                             (7,077)              (57)
          Regal Entertainment Group, Cl A           (6,965)              (96)
          Six Flags Entertainment                   (1,340)              (73)
          Staples                                   (9,478)             (124)
          Strayer Education                           (995)             (108)
          Thomson Reuters                           (6,080)             (173)
                                                                    --------
                                                                      (2,532)
                                                                    --------
     Consumer Staples -- (5.0)%
          CVS Caremark                              (2,250)             (105)
          Kroger                                    (5,690)             (132)
          Loblaw                                    (5,130)             (163)
          Safeway                                   (6,741)             (122)
          Walgreen                                  (4,050)             (120)
                                                                    --------
                                                                        (642)
                                                                    --------
     Financials -- (3.4)%
          KBW                                      (11,300)             (186)
          Legg Mason                                (4,480)             (118)
          Progressive                               (6,400)             (133)
                                                                    --------
                                                                        (437)
                                                                    --------
     Health Care -- (1.0)%
          Pfizer                                    (5,720)             (132)
                                                                    --------
     Industrials -- (10.7)%
          All Nippon Airways                       (30,000)              (85)
          Delta Air Lines*                          (8,860)              (97)
          General Dynamics                          (1,820)             (120)
          Huntington Ingalls Industries*            (4,420)             (178)
          Iron Mountain                             (7,170)             (236)
          Lockheed Martin                           (1,530)             (133)
          Nielsen Holdings*                         (4,210)             (110)
          Northrop Grumman                          (2,170)             (139)
          Pitney Bowes                              (4,130)              (62)
          Tyco International                        (2,320)             (123)
          United Continental Holdings*              (4,330)             (105)
                                                                    --------
                                                                      (1,388)
                                                                    --------
     Information Technology -- (12.1)%
          Activision Blizzard                      (21,800)             (261)
          Corning                                   (9,715)             (126)


--------------------------------------------------------------------------------
                                                    SHARES/
DESCRIPTION                                        CONTRACTS       VALUE (000)
--------------------------------------------------------------------------------
          Dell*                                     (7,710)         $    (96)
          Electronic Arts*                          (6,990)              (86)
          Facebook, Cl A*                           (3,980)             (124)
          First Solar*                              (2,200)              (33)
          Flextronics International*               (30,825)             (191)
          Hewlett-Packard                           (8,540)             (172)
          Intel                                     (5,000)             (133)
          Microsoft                                 (5,280)             (162)
          Nintendo                                    (292)              (34)
          SAP ADR                                   (2,570)             (153)
                                                                    --------
                                                                      (1,571)
                                                                    --------
     Telecommunication Services -- (0.6)%
          Vivendi                                   (3,999)              (74)
                                                                    --------
Total Common Stock
  (Proceeds $7,119) (000)                                             (6,776)
                                                                    --------
Total Securities Sold Short
  (Proceeds $7,119) (000) ++                                          (6,776)
                                                                    ========
WRITTEN OPTIONS -- (2.0)%*
          Apple, Call Option,
            Expires 09/22/12, Strike Price $570         (4)              (16)
          Bankrate, Call Option,
            Expires 09/22/12, Strike Price $18        (150)              (28)
          Cognizant Technology Solutions, Call
           Option,
            Expires 10/20/12, Strike Price $60         (45)              (18)
          eBay, Call Option,
            Expires 10/20/12, Strike Price $41         (60)              (21)
          Equinox, Call Option,
            Expires 09/22/12, Strike Price $170        (14)              (25)
          Google, Call Option,
            Expires 09/22/12, Strike Price $575         (5)              (15)
          Las Vegas Sands, Call Option,
            Expires 09/22/12, Strike Price $47         (74)              (13)
          Mastercard, Call Option,
            Expires 10/20/12, Strike Price $420         (4)              (13)
          National Oilwell Varco, Call Option,
            Expires 08/18/12, Strike Price $68         (35)               (6)
          priceline.com, Call Option,
            Expires 10/20/12, Strike Price $645         (3)              (18)
          Starbucks, Call Option,
            Expires 10/20/12, Strike Price $53         (35)              (13)
          Travelzoo, Put Option,
            Expires 09/22/12, Strike Price $23        (250)              (63)
          Wynn Resorts, Call Option,
            Expires 09/22/12, Strike Price $105        (25)              (16)
                                                                    --------
Total Written Options
  (Premiums Received $290) (000)                                    $   (265)
                                                                    ========

[LOGO OMITTED]
RIVERPARK                                  RiverPark Long/Short Opportunity Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

The following table is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES          LEVEL 1    LEVEL 2      LEVEL 3      TOTAL
                                  ----------------------------------------------
  Common Stock                    $ 11,686    $   --       $  --      $ 11,686
  Purchased Option                      26        --          --            26
  Time Deposit                          --       903          --           903
                                  ----------------------------------------------
Total Investments in
 Securities                       $ 11,712    $  903       $  --      $ 12,615
                                  ==============================================


LIABILITIES                        LEVEL 1    LEVEL 2      LEVEL 3      TOTAL
                                  ----------------------------------------------
  Common Stock                    $ (6,776)   $   --       $   --     $ (6,776)
  Written Options                     (265)       --           --         (265 )
                                  ----------------------------------------------
Total Liabilities                 $ (7,041)   $   --       $   --     $ (7,041)
                                  ==============================================


OTHER FINANCIAL INSTRUMENTS        LEVEL 1   LEVEL 2       LEVEL 3       TOTAL
                                  ----------------------------------------------
     Total Return Swaps           $    --    $   --        $  --      $   --
                                  ----------------------------------------------
Total Other Financial
     Instruments                  $    --    $   --        $  --      $   --
                                  ==============================================

A list of open swap agreements held by the Fund at June 30, 2012, is as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                             TOTAL RETURN SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                                    APPRECIATION
                                                                                  TERMINATION    NOTIONAL AMOUNT    (DEPRECIATION)
COUNTERPARTY     REFERENCE ENTITY/OBLIGATION       FUND PAYS       FUND RECEIVES      DATE         (THOUSANDS)      ($THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs    Apple                            Fixed Nominal    Total Return     06/14/13            23             $    -
Goldman Sachs    Cognizant Technology Solutions   Fixed Nominal    Total Return     06/05/13            39                  -
Goldman Sachs    Cognizant Technology Solutions   Fixed Nominal    Total Return     05/24/13           120                  -
Goldman Sachs    Discovery Communications         Fixed Nominal    Total Return     05/24/13            80                  -
Goldman Sachs    Fossil                           Fixed Nominal    Total Return     05/15/13            25                  -
Goldman Sachs    Gevo                             Fixed Nominal    Total Return     05/29/13            26                  -
Goldman Sachs    Google                           Fixed Nominal    Total Return     05/17/13            70                  -
Goldman Sachs    HMS Holdings                     Fixed Nominal    Total Return     05/29/13           167                  -
Goldman Sachs    Imax                             Fixed Nominal    Total Return     05/29/13            84                  -
Goldman Sachs    KKR & Co., LP                    Fixed Nominal    Total Return     05/24/13            39                  -
Goldman Sachs    Las Vegas Sands                  Fixed Nominal    Total Return     05/15/13            34                  -
Goldman Sachs    Mako Surgical                    Fixed Nominal    Total Return     05/29/13           138                  -
Goldman Sachs    National Oilwell Varco           Fixed Nominal    Total Return     05/24/13            64                  -
Goldman Sachs    Precision Castparts              Fixed Nominal    Total Return     05/15/13            18                  -
Goldman Sachs    priceline.com                    Fixed Nominal    Total Return     05/15/13            66                  -
Goldman Sachs    QUALCOMM                         Fixed Nominal    Total Return     05/24/13            50                  -
Goldman Sachs    Ralph Lauren                     Fixed Nominal    Total Return     05/15/13            20                  -
Goldman Sachs    Rentrak                          Fixed Nominal    Total Return     05/29/13            17                  -
Goldman Sachs    Sapient                          Fixed Nominal    Total Return     06/14/13            46                  -
Goldman Sachs    Southwestern Energy              Fixed Nominal    Total Return     05/15/13            25                  -
Goldman Sachs    Stamps.com                       Fixed Nominal    Total Return     05/24/13            28                  -
Goldman Sachs    Stamps.com                       Fixed Nominal    Total Return     05/24/13             2                  -
Goldman Sachs    Stamps.com                       Fixed Nominal    Total Return     05/24/13            25                  -
Goldman Sachs    Starbucks                        Fixed Nominal    Total Return     06/05/13            64                  -
Goldman Sachs    Starbucks                        Fixed Nominal    Total Return     05/28/13            64                  -
Goldman Sachs    Starbucks                        Fixed Nominal    Total Return     05/24/13            85                  -
Goldman Sachs    Starbucks                        Fixed Nominal    Total Return     05/24/13            37                  -
Goldman Sachs    TiVo                             Fixed Nominal    Total Return     05/29/13            67                  -
Goldman Sachs    VeriFone Systems                 Fixed Nominal    Total Return     06/14/13            26                  -
Goldman Sachs    Visa                             Fixed Nominal    Total Return     05/15/13            28                  -
Goldman Sachs    Walt Disney                      Fixed Nominal    Total Return     06/14/13            27                  -
                                                                                                                        -----
                                                                                                                        $
                                                                                                                        =====

[LOGO OMITTED]
RIVERPARK                                  RiverPark Long/Short Opportunity Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------


     Percentages are based on Net Assets of $12,964 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Securities considered Master Limited Partnerships. At June 30, 2012, these securities amounted to $774 (000) or 6.0% of Net Assets.
(b)  Rate shown is the simple yield as of June 30, 2012.
(c)  Underlying security for a written/purchased option or total return swap.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership

+    At June 30, 2012, the tax basis cost of the Fund's investments was $10,932
     (000) and the unrealized appreciation and depreciation were $2,335 (000) and ($652) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

++ At June 30, 2012, the tax basis proceeds of the Fund's securities sold short was $7,119 (000) and the unrealized appreciation and depreciation were $634 (000) and ($291) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-" are $0 or have been rounded to $0.

[LOGO OMITTED]
RIVERPARK                                   RiverPark Gargoyle Hedged Value Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

COMMON STOCK -- 104.0%

     Consumer Discretionary -- 15.4%
          Apollo Group, Cl A*                        4,160           $   151
          Best Buy                                   7,660               161
          Cablevision Systems, Cl A                 10,863               144
          Comcast, Cl A                              8,255               264
          Dillard's, Cl A                            3,100               197
          Discovery Communications, Cl A*            4,291               232
          DreamWorks Animation SKG, Cl A*            6,692               128
          GameStop, Cl A                             3,720                68
          Hanesbrands*                               8,103               224
          MGM Resorts International*                19,858               222
          Netflix*                                     469                32
          Royal Caribbean Cruises                    7,112               185
          Sotheby's                                  4,782               159
          TRW Automotive Holdings*                   5,292               194
          Whirlpool                                  3,856               236
                                                                     -------
                                                                       2,597
                                                                     -------
     Consumer Staples -- 8.8%
          Constellation Brands, Cl A*                7,874               213
          Dean Foods*                               10,000               170
          Green Mountain Coffee Roasters*            6,760               147
          Kroger                                     8,180               190
          Safeway                                   11,310               205
          Smithfield Foods*                         10,937               237
          SUPERVALU                                 21,832               113
          Tyson Foods, Cl A                         11,465               216
                                                                     -------
                                                                       1,491
                                                                     -------
     Energy -- 9.3%
          Alpha Natural Resources*                  12,322               107
          Arch Coal                                 12,559                87
          ConocoPhillips                             2,886               161
          CVR Energy*                                9,775               260
          HollyFrontier                              8,145               289
          Marathon Oil                               5,908               151
          Peabody Energy                             5,240               128
          Tesoro*                                    4,752               119
          Ultra Petroleum*                          11,610               268
                                                                     -------
                                                                       1,570
                                                                     -------


--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------
     Financials -- 14.6%
          American International Group*              7,370          $    237
          Bank of New York Mellon                    9,318               204
          Capital One Financial                      4,639               254
          Citigroup                                  8,117               223
          CME Group, Cl A                              758               203
          CNO Financial Group                       21,503               168
          Erie Indemnity, Cl A                       1,901               136
          Hartford Financial Services Group          7,216               127
          Legg Mason                                 7,425               196
          Leucadia National                         10,584               225
          NASDAQ OMX Group                           6,704               152
          Prudential Financial                       3,100               150
          Reinsurance Group of America,
            Cl A                                     3,484               185
                                                                     -------
                                                                       2,460
                                                                     -------
     Health Care -- 14.4%
          Allscripts Healthcare Solutions*           7,080                77
          Amgen                                      2,460               180
          Boston Scientific*                        34,459               195
          Celgene*                                   3,148               202
          Community Health Systems*                  9,770               274
          Eli Lilly                                  5,633               242
          Medtronic                                  5,342               207
          Myriad Genetics*                           4,777               114
          Omnicare                                   5,195               162
          Onyx Pharmaceuticals*                      4,700               312
          Thoratec*                                  7,087               238
          Warner Chilcott, Cl A*                    12,673               227
                                                                     -------
                                                                       2,430
                                                                     -------
     Industrials -- 10.1%
          AECOM Technology*                         11,100               183
          Delta Air Lines*                           7,650                84
          Manpower                                   5,979               219
          Navistar International*                    7,700               219
          Northrop Grumman                           3,047               194
          Oshkosh*                                   6,655               139
          RR Donnelley & Sons                       19,987               235
          Southwest Airlines                        21,680               200
          United Continental Holdings*               9,848               239
                                                                     -------
                                                                       1,712
                                                                     -------

[LOGO OMITTED]
RIVERPARK                                   RiverPark Gargoyle Hedged Value Fund
FUNDS                                                  June 30, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 SHARES/FACE
                                                    AMOUNT
DESCRIPTION                                         (000)          VALUE (000)
--------------------------------------------------------------------------------
     Information Technology -- 21.8%
          Activision Blizzard                       18,321           $   220
          Advanced Micro Devices*                   32,788               188
          AOL*                                      11,456               322
          Applied Materials                         14,318               164
          Computer Sciences                          8,071               201
          Convergys                                 12,681               187
          EchoStar, Cl A*                            6,523               172
          Electronic Arts*                          15,790               195
          Flextronics International*                30,607               190
          Harris                                     4,004               168
          Hewlett-Packard                            6,960               140
          Itron*                                     4,918               203
          Lexmark International, Cl A                5,600               149
          ON Semiconductor*                         31,910               226
          SAIC                                      14,759               179
          Sohu.com*                                  3,604               161
          Symantec*                                  9,902               144
          Synopsys*                                  6,391               188
          Teradyne*                                 11,802               166
          Vishay Intertechnology*                   12,633               119
                                                                    --------
                                                                       3,682
                                                                    --------
     Materials -- 6.1%
          Alcoa                                     25,157               220
          Cliffs Natural Resources                   4,497               222
          Huntsman                                  16,800               217
          Rockwood Holdings                          3,013               134
          Steel Dynamics                            20,410               240
                                                                    --------
                                                                       1,033
                                                                    --------
     Telecommunication Services -- 3.5%
          MetroPCS Communications*                  33,602               203
          NII Holdings*                             18,666               191
          Telephone & Data Systems                   6,570               140
          United States Cellular*                    1,502                58
                                                                    --------
                                                                         592
                                                                    --------
Total Common Stock
  (Cost $16,109) (000)                                                17,567
                                                                    --------
TIME DEPOSIT -- 0.3%
     Brown Brothers, 0.030% (a)                     $   44                44
       (Cost $44) (000)                                             --------

Total Investments -- 104.3%
  (Cost $16,153) (000) +                                            $ 17,611
                                                                    ========


--------------------------------------------------------------------------------
DESCRIPTION                                         CONTRACTS     VALUE (000)
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- (4.5)%*
     CBOE Nasdaq 100 Index, Call Option,
          Expires 07/21/12, Strike Price $2,625         (4)          $   (22)
          Expires 07/21/12, Strike Price $2,525         (1)              (11)
     CBOE Russell 2000 Index, Call Option,
          Expires 07/21/12, Strike Price $755          (23)             (111)
          Expires 07/21/12, Strike Price $775          (12)              (38)
          Expires 07/21/12, Strike Price $745          (12)              (69)
          Expires 07/21/12, Strike Price $760          (24)             (106)
          Expires 07/21/12, Strike Price $780          (20)              (55)
     S&P 500 Index, Call Option,
          Expires 07/21/12, Strike Price $1,350        (15)              (40)
          Expires 07/21/12, Strike Price $1,295        (24)             (172)
          Expires 07/21/12, Strike Price $1,300        (14)              (95)
          Expires 07/21/12, Strike Price $1,325         (9)              (41)
                                                                     -------
Total Written Options
  (Premiums Received $422) (000)                                     $  (760)
                                                                     =======

The following table is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES       LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                               -------------------------------------------------
  Common Stock                 $ 17,567     $ --        $ --     $ 17,567
  Time Deposit                      --        44          --           44
                               -------------------------------------------------
Total Investments in
  Securities                   $ 17,567     $ 44        $ --     $ 17,611
                               =================================================

LIABILITIES                     LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                               -------------------------------------------------
  Written Options              $  (760)     $  --       $ --     $   (760)
                               -------------------------------------------------
Total Liabilities              $  (760)     $  --       $ --     $   (760)
                               =================================================

     Percentages are based on Net Assets of $16,886 (000).
*    Non-income producing security.
(a)  Rate shown is the simple yield as of June 30, 2012.

Cl   -- Class

+    At June 30, 2012, the tax basis cost of the Fund's investments was $16,153
     (000) and the unrealized appreciation and depreciation were $2,237 (000) and ($779) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RFP-QH-001-0400

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               RiverPark Funds Trust

By (Signature and Title)*                  /s/ Morty Schaja
                                           -------------------------------------
                                           Morty Schaja
                                           President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Morty Schaja
                                           -------------------------------------
                                           Morty Schaja
                                           President

Date: August 27, 2012

By (Signature and Title)*                  /s/  Michael Lawson
                                           -------------------------------------
                                           Michael Lawson
                                           Chief Financial Officer and Treasurer

Date: August 27, 2012



----------
* Print the name and title of each signing officer under his or her signature.